UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D. C. 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.	Name and address of issuer:

      	The Variable Annuity Life Insurance Company
       	2929 Allen Parkway, A6-20
        Houston, Texas 77019

2.	The name of each series or class of securities for which
        this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

3.	Investment Company Act File  Number:   811-3240
	Securities Act File  Number: 033-75292;002-96223;002-32783;
        333-49232;333-124398;333-137942

4(a).	Last day of fiscal year for which this notice is filed:
        December 31, 2007

4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).  (See instruction A.2)

    	Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c).	[] Check box if this is the last time issuer will be
        filing this Form.     N/A

5.	Calculation of registration fee:

        (i)	Aggregate sale price of securities sold during the
 		fiscal year pursuant to section 24(f):
		$ 4,881,295,439

        (ii)	Aggregate price of securities redeemed or
          	repurchased during the fiscal year:
          	$ 4,113,868,115

        (iii)	Aggregate price of securities redeemed or
          	repurchased during any prior fiscal year ending no earlier than October 11, 1997 that were not previously used to reduce registration fees payable to the Commission:
          	$ 0.00

        (iv)	Total available redemption credits (add Items 5(ii)
          	and 5(iii):
		$ 4,113,868,115

        (v)	Net sales - If Item (5 (i) is greater than Item 5(iv)
          	[subtract Item 5(iv) from Item 5(i)]:
          	$ 767,427,324

 	(vi)	Redemption credits available for use in future
		years -- if Item 5(i) is less than Item 5(iv)
		[subtract Item 5(iv) from Item 5(I)]:
		$ 0.00

        (vii)	Multiply for determining registration fee (See
          	Instruction C.9):   x .0000393

        (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter AO@ if no fee is due):
		$ 30,159.89


6.	Prepaid Shares

     	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares
     	or other units) deducted here:            .  If there is a
     	number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7.	Interest due -- If this Form is being filed more than 90 days
     	after the end of the issuer's fiscal year (see instruction D):
        $ 0.00

8.	Total of the amount of the registration fee due plus any
   	interest due [line 5(viii) plus line 7]:
	$ 30,159.89

9.	Date the registration fee and any interest payment was sent to
   	the Commissions lockbox depository:

        Method of Delivery:

      	[X]Wire Transfer
       	[ ]Mail or other means




	SIGNATURES

  	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     	By (Signature and Title)*


        David Jorgensen
        Vice President
  	Date:   March 27, 2008

        * Please print the name and title of the signing officer below the signature.